CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	¥ 719,610	¥ 614,470	¥ 446,650
Adjustments to reconcile net income to net cash provided by operating activities:
Share based compensation	2,253	9,405	16,281
Depreciation and amortization	912,699	797,671	685,345
Allowance for doubtful accounts	(18,076)	(4,746)	15,383
Write off of other current assets	0	19,078	0
Inventory provision	126,570	6,905	15,073
Loss from purchase commitments and contract termination costs	148,541
Hemlock interest accrual/(reversal)	(303,380)	123,524	93,797
Allowance for advance to third party suppliers		1,045	56,980
Change in fair value of derivatives	(48,845)	(44,033)	(84,484)
Gain on acquisition of a subsidiary			(4,628)
Loss/(income) from equity method investments	147	(2,147)	441
Revaluation gain from acquisition of a subsidiary			(3,652)
Exchange gain	(54,907)	(11,274)	(850)
Loss from disposal of fixed assets	117,582	21,182	16,831
Impairment on project assets	8,073	32,574
Deferred income taxes	(84,344)	(96,648)	(116,232)
Changes in operating assets and liabilities:
Decrease/(increase) in notes receivables	274,567	(762,727)	132,240
(Increase)/decrease in accounts receivables from third party customers	98,479	(659,587)	(1,346,434)
(Increase)/decrease in accounts receivables from related party customers	38,694	213,801	(86,579)
(Increase)/decrease in inventories	(926,516)	218,821	(551,171)
Decrease in advance to third party suppliers	247,864	115,409	265,094
Decrease in advance to related party suppliers	40,989	4,194	43,458
(Increase) /decrease in other current assets and amount due from related parties	(134,856)	257,846	(167,030)
Increase in prepaid land use rights	(109,266)
Increase in other assets	(196,543)
Increase/(decrease) in accounts payable	232,505	(380,832)	887,668
Increase/(decrease) in tax payables	(82,297)	45,780	81,723
Increase in advance from customers	(81,149)	447,908	41,236
Increase/(decrease) in other payables	(62,995)	8,629	11,247
Increase in payroll and welfare payables	6,336	60,452	31,499
(Decrease)/increase in accrued expenses	15,483	119,878	(18,669)
Increase/(decrease) in amounts due to related parties	8,718	(637)	4,301
Increase in accrued warranty costs	153,082	128,392	92,843
Decrease in other long-term liabilities	(29,319)	(26,788)	(32,192)
Net cash provided by operating activities	1,019,699	1,257,545	526,169
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,752,450)	(891,925)	(649,624)
Proceeds from disposal of property, plant and equipment	1,538	3,576	6,420
Purchase of intangible assets	(2,522)	(1,818)	(945)
Investments in project assets	(1,095,297)	(382,817)	(473,663)
Government grants received	27,976	230	45,300
Proceeds from disposal of a subsidiary			(3,038)
Cash paid for acquisition of a subsidiary, net of cash acquired	(77,892)		(38,945)
Cash paid for purchase of an equity investee	(14,000)		(13,600)
(Increase)/decrease in restricted cash	(173,243)	169,566	(244,671)
Net cash used in investing activities	(3,085,890)	(1,103,188)	(1,372,766)
Cash flows from financing activities:
Proceeds from short-term borrowings	4,373,862	2,969,303	2,913,292
Proceeds from long-term borrowings	919,358	797,017	1,810,400
Proceeds from capital lease	481,252	41,808
Proceeds from trade finance	100,269
Proceeds from exercise of stock options		1,196	2,171
Proceeds from investment of non-controlling interests	200
Proceeds from issuance of ordinary shares upon exercise of warrants			286,747
Repayment of short-term borrowings	(3,714,384)	(3,084,106)	(1,758,307)
Repurchase of shares		(139,753)
Repayment of capital lease obligation	(62,953)
Repayment of long-term borrowings	(391,240)	(22,000)	(2,377,034)
Net cash provided by financing activities	1,706,364	563,465	877,269
Effect of exchange rate changes on cash and cash equivalents	45,935	10,463	4,597
Net increase/(decrease) in cash and cash equivalents	(313,892)	728,285	35,269
Cash and cash equivalents at the beginning of the year	2,883,294	2,155,009	2,119,740
Cash and cash equivalents at the end of the year	2,569,402	2,883,294	2,155,009
Supplemental disclosure of cash flow information:
Cash paid for interest (net of amounts capitalized)	293,657	224,237	290,026
Cash paid for income tax	289,942	160,526	121,088
Supplemental schedule of non-cash investing and financing activities:
Purchases of property, plant and equipment included in other payables and long-term liabilities	330,277	286,114	195,069
Purchases of project assets included in other payables	354,709	187,230	¥ 134,667
Swap accounts receivable from third party customers for equity method investment		¥ 39,498
Payables to non-controlling interests for liquidation of a subsidiary	133,364
Payables for acquisition of a subsidiary	¥ 70,000